Long term loan, Changes in long term loans from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in long term loans from financing activities [Abstract]
Beginning balance	$ 88,741,000
Cash flows [Abstract]
Proceeds from loans and borrowings	0	$ 0	$ 31,176,000
Acquired loans and borrowings	116,629,000
Repayment of loans and borrowings	(116,629,000)	0	$ (21,990,000)
Liability related [Abstract]
Paid in kind interest	5,947,000
Amortization of debt costs	146,000
Change in accrued interest	97,000	1,439,000
Ending balance	$ 94,931,000	$ 88,741,000